Financial Instruments - Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Designated	$ 272	$ 505
Assets Not designated	7,495	5,718
Assets, Total	7,767	6,223
Liabilities Designated	1,409	980
Liabilities Not designated	7,174	5,254
Liabilities, Total	8,583	6,234
Net	(816)	(11)
Interest Rate Swaps [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Designated	86
Assets Not designated	3	16
Assets, Total	89	16
Liabilities Designated	174	165
Liabilities Not designated	14	34
Liabilities, Total	188	199
Net	(99)	(183)
Forward Foreign Exchange Contracts [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Designated		22
Assets Not designated	331	403
Assets, Total	331	425
Liabilities Designated	33
Liabilities Not designated	264	591
Liabilities, Total	297	591
Net	34	(166)
Currency Swap and Options [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Designated	186	483
Assets Not designated	26	208
Assets, Total	212	691
Liabilities Designated	1,202	815
Liabilities Not designated	203	76
Liabilities, Total	1,405	891
Net	(1,193)	(200)
Commodity Derivatives [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Not designated	6,864	4,929
Assets, Total	6,864	4,929
Liabilities Not designated	6,637	4,428
Liabilities, Total	6,637	4,428
Net	227	501
Other Contracts [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Assets Not designated	271	162
Assets, Total	271	162
Liabilities Not designated	56	125
Liabilities, Total	56	125
Net	$ 215	$ 37